GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	9 Months Ended
Dec. 31, 2017
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of change in the carrying amount of goodwill

RMB

Balance as of April 1, 2016	31,011,902
Acquisition of Puhua Technology (Note 23)	1,512,081
Balance as of March 31, 2017	32,523,983
Disposal of Puhua Technology	(1,512,081)
Acquisition of Qihuang Huizhi (Note 23)	997,123

Balance as of December 31, 2017	32,009,025

Summary of Company's intangible assets

	March 31, 2017
					Weighted
	Gross	Accumulated		Net	average
	carrying	amortization		carrying	amortization
	amount	/deduction	Impairment	amount	period
	RMB	RMB	RMB	RMB	Years
Customer relationships	1,300,000	(875,832)	—	424,168	12
Training platform	422,700	(288,845)	—	133,855	5
Royalty arrangement (i)	8,000,000	(1,200,000)	—	6,800,000	5
Education assessment test caseware (ii)	4,177,358	(208,868)	—	3,968,490	5

Total intangible assets	13,900,058	(2,573,545)	—	11,326,513

	December 31, 2017
					Weighted
	Gross	Accumulated		Net	average
	carrying	amortization		carrying	amortization
	amount	/deduction	Impairment	amount	period
	RMB	RMB	RMB	RMB	Years
Customer relationships	1,300,000	(957,082)	—	342,918	12
Training platform	422,700	(352,250)	—	70,450	5
Royalty arrangement (i)	8,000,000	(2,400,000)	—	5,600,000	5
Education assessment test caseware (ii)	6,707,547	(961,982)	—	5,745,565	5
ACT license (iii)	14,919,647	(994,643)	—	13,925,004	5

Total intangible assets	31,349,894	(5,665,957)	—	25,683,937

(i) Royalty arrangement represents the exclusive right the Group authorized to launch the online education services for professionals who have obtained their qualification certificates with China Banking Association for five years.

(ii) Education assessment test caseware is the test content purchased for the Company’s strategic K-12 academic assessment business, which includes three subjects of Literature, Mathematics and English over six grades of junior and senior high school.

(iii) ACT license represents the exclusive right the Group was authorized by ACT to provide a variety of ACT test preparation measures to students in China for five years.

Schedule of estimated amortization expense
December 31
RMB
2018	6,104,222
2019	6,033,772
2020	6,033,772
2021	5,143,358
2022	2,368,813